Schedule of loss earnings per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Loss attributable to the parent, Amount after income tax	$ (1,567,791)	$ 5,237
Loss attributable to the parent, Weighted average number of ordinary shares outstanding	3,973,095	15,762,887
Loss attributable to the parent, Loss per share	$ (0.39)	$ 0.00